Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information
Schedule of reconciliation to consolidated revenues and operating income of continuing operations

	2025		2024		2023
Telecom revenues:
Residential	Ps.	42,181,601	Ps.	42,960,423	Ps.	44,110,948
Satellite		12,396,984		15,034,659		17,582,229
Enterprise		4,299,565		4,265,782		4,529,659
Consolidated revenues	Ps.	58,878,150	Ps.	62,260,864	Ps.	66,222,836

Reconciliation of operating segment income to consolidated operating income:
Telecom operating segment income	Ps.	23,021,884	Ps.	23,157,927	Ps.	25,030,497
Corporate expenses		(448,896)		(756,045)		(1,031,223)
Intercompany operations		(173,751)		(154,990)		(120,366)
Depreciation and amortization		(17,160,521)		(20,510,853)		(21,107,312)
Other expense, net		(1,013,824)		(4,554,900)		(913,801)
Consolidated operating income	Ps.	4,224,892	Ps.	(2,818,861)	Ps.	1,857,795

Schedule of segment assets and liabilities

	2025		2024
Segment assets	Ps.	120,532,090	Ps.	126,885,466
Segment liabilities		39,932,152		38,161,060

Schedule of segment assets reconciliation to total assets

	2025		2024
Segment assets:	Ps.	120,532,090	Ps.	126,885,466
Equity investments attributable to:
Telecom		956,508		952,721
Other (1)		3,674,751		2,757,701

Goodwill attributable to:
Telecom		13,344,684		13,344,684
Other		110,314		110,314

Corporate assets:
Cash and cash equivalents		16,539,384		36,364,456
Short-term investments		11,397,798		—
Other accounts receivable, net		211,129		3,827,795
Income taxes receivable and other recoverable taxes		3,967,566		1,593,254
Non-current account receivable due from related party		341,719		3,538,497
Equity investment in TelevisaUnivision		40,694,190		43,220,986
Property and equipment, net		2,655,391		2,700,730
Investment property, net		2,624,274		2,706,528
Intangible assets, net		4,704,579		5,013,835
Deferred income tax assets		5,857,009		6,400,422
Other corporate assets		806,639		2,240,507
Total assets	Ps.	228,418,025	Ps.	251,657,896

(1)	Included investments in financial intruments in the aggregate amount of Ps.3,425,359 and Ps.2,494,711 as of December 31, 2025 and 2024, respectively.

Schedule of segment liabilities reconciliation to total liabilities

	2025		2024
Segment liabilities	Ps.	39,932,152	Ps.	38,161,060
Debt not allocated to segments		76,049,047		90,376,976
Other corporate liabilities		9,907,965		11,424,235
Total liabilities	Ps.	125,889,164	Ps.	139,962,271

Schedule of additions to property, plant and equipment

	2025		2024		2023
Continuing operations:
Telecom	Ps.	12,053,756	Ps.	8,888,444	Ps.	13,900,991
Discontinued operations		—		—		768,182
Corporate assets		132,749		208,953		38,843
Total	Ps.	12,186,505	Ps.	9,097,397	Ps.	14,708,016

Schedule of geographical segment information

					Additions to
			Segment Assets at		Property, Plant and
	Total Revenues		Year-End		Equipment
2025:
Mexico	Ps.	57,790,527	Ps.	105,053,762	Ps.	11,975,898
Other countries (1)		1,087,623		15,478,328		210,607
	Ps.	58,878,150	Ps.	120,532,090	Ps.	12,186,505
2024:
Mexico	Ps.	61,115,393	Ps.	110,590,724	Ps.	8,997,716
Other countries (1)		1,145,471		16,294,742		99,681
	Ps.	62,260,864	Ps.	126,885,466	Ps.	9,097,397
2023:
Mexico	Ps.	65,250,298	Ps.	144,856,678	Ps.	14,565,065
Other countries (1)		972,538		13,424,941		142,951
	Ps.	66,222,836	Ps.	158,281,619	Ps.	14,708,016

(1)	This revenue is primarily derived from Central America.

	Domestic		Abroad		Total
2025:
Broadband (a)	Ps.	25,272,930	Ps.	—	Ps.	25,272,930
Content (a)		11,060,407		—		11,060,407
Telephony (a)		2,749,340		—		2,749,340
Advertising		2,730,359		—		2,730,359
DTH Broadcast Satellite TV (a)		11,159,663		604,283		11,763,946
Other income		999,733		1,870		1,001,603
Enterprise		3,818,095		481,470		4,299,565
Consolidated revenues	Ps.	57,790,527	Ps.	1,087,623	Ps.	58,878,150

	Domestic		Abroad		Total
2024:
Broadband (a)	Ps.	23,948,229	Ps.	—	Ps.	23,948,229
Content (a)		12,988,987		—		12,988,987
Telephony (a)		2,964,230		—		2,964,230
Advertising		2,565,552		—		2,565,552
DTH Broadcast Satellite TV (a)		13,719,683		665,409		14,385,092
Other income		1,138,006		4,986		1,142,992
Enterprise		3,790,706		475,076		4,265,782
Consolidated revenues	Ps.	61,115,393	Ps.	1,145,471	Ps.	62,260,864

	Domestic		Abroad		Total
2023:
Broadband (a)	Ps.	21,440,699	Ps.	—	Ps.	21,440,699
Content (a)		15,019,807		—		15,019,807
Telephony (a)		4,464,983		—		4,464,983
Advertising		3,201,421		—		3,201,421
DTH Broadcast Satellite TV (a)		15,803,026		687,994		16,491,020
Other income		1,068,170		7,077		1,075,247
Enterprise		4,252,192		277,467		4,529,659
Consolidated revenues	Ps.	65,250,298	Ps.	972,538	Ps.	66,222,836

(a)	Residential revenues derive from the Group’s cable networks and include revenue from leasing set-top equipment to subscribers in the amount of Ps.8,452,368, Ps.8,131,852 and Ps.5,880,517, for the years ended December 31, 2025, 2024 and 2023, respectively. Satellite revenues derive from the Group’s direct-to-home (“DTH”) pay television system and include revenue from leasing set-top equipment to subscribers in the amount of Ps.2,817,341, Ps.3,771,384 and Ps.5,950,288, for the years ended December 31, 2025, 2024 and 2023, respectively. Revenue from leasing set-top equipment to subscribers is recognized when services are rendered to such subscribers. Set-top equipment is part of the Group’s property, plant and equipment and is leased to subscribers through operating lease contracts.

Schedule of revenue from external customers

	2025		2024		2023
Services	Ps.	47,459,402	Ps.	50,128,039	Ps.	54,088,100
Leases (1)		11,269,709		11,903,236		11,830,805
Goods		149,039		229,589		303,931
Total	Ps.	58,878,150	Ps.	62,260,864	Ps.	66,222,836

(1)

This line includes primarily revenue from leasing set-top equipment to subscribers in the Group’s Telecom segment, which is recognized when services are rendered to such subscribers. Set-top equipment is part of the Group’s property, plant and equipment and is leased to subscribers through operating lease contracts.